Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost or FVTPL
The following tables set out our credit risk exposure for all loans carried at amortized cost
,
FVOCI
or
FVTPL as at October 31, 2019 and October 31, 2018. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)				October 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	–	–	–	–
Very low	79,011	242	–	79,253
Low	20,853	2,821	–	23,674
Medium	13,651	4,578	–	18,229
High	124	397	–	521
Not rated	1,531	118	–	1,649
Impaired	–	–	414	414
Allowance for credit losses	15	32	17	64
Carrying amount	115,155	8,124	397	123,676
Loans: Consumer instalment and other personal
Exceptionally low	21,023	25	–	21,048
Very low	16,491	194	–	16,685
Low	9,894	346	–	10,240
Medium	10,510	4,264	–	14,774
High	397	1,423	–	1,820
Not rated	2,594	107	–	2,701
Impaired	–	–	468	468
Allowance for credit losses	82	318	136	536
Carrying amount	60,827	6,041	332	67,200
Loans: Credit cards
Exceptionally low	2,418	–	–	2,418
Very low	1,214	16	–	1,230
Low	970	158	–	1,128
Medium	2,020	876	–	2,896
High	140	440	–	580
Not rated	606	1	–	607
Impaired	–	–	–	–
Allowance for credit losses	43	193	–	236
Carrying amount	7,325	1,298	–	8,623
Loans: Business and government (1)
Acceptable
Investment grade	134,587	1,028	–	135,615
Sub-investment grade	96,731	11,553	–	108,284
Watchlist	–	5,556	–	5,556
Impaired	–	–	1,747	1,747
Allowance for credit losses	263	441	310	1,014
Carrying amount	231,055	17,696	1,437	250,188
Commitments and financial guarantee contracts
Acceptable
Investment grade	134,920	884	–	135,804
Sub-investment grade	45,178	6,435	–	51,613
Watchlist	–	2,133	–	2,133
Impaired	–	–	324	324
Allowance for credit losses	119	103	22	244
Carrying amount (2)	179,979	9,349	302	189,630

(1)	Includes customers’ liability under acceptances.

(2)
Represents the total contractual amounts of undrawn credit facilities and other off
-
balance sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(Canadian $ in millions)			October 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	–	–	–	–
Very low	76,314	125	–	76,439
Low	18,975	2,479	–	21,454
Medium	12,621	3,765	–	16,386
High	90	445	–	535
Not rated	4,250	181	–	4,431
Impaired	–	–	375	375
Allowance for credit losses	20	37	19	76
Carrying amount	112,230	6,958	356	119,544
Loans: Consumer instalment and other personal
Exceptionally low	20,236	20	–	20,256
Very low	13,364	222	–	13,586
Low	12,581	364	–	12,945
Medium	7,707	4,153	–	11,860
High	357	1,427	–	1,784
Not rated	2,105	168	–	2,273
Impaired	–	–	521	521
Allowance for credit losses	83	312	143	538
Carrying amount	56,267	6,042	378	62,687
Loans: Credit cards
Exceptionally low	2,403	4	–	2,407
Very low	1,140	11	–	1,151
Low	943	107	–	1,050
Medium	1,742	874	–	2,616
High	108	428	–	536
Not rated	568	1	–	569
Impaired	–	–	–	–
Allowance for credit losses	39	191	–	230
Carrying amount	6,865	1,234	–	8,099
Loans: Business and government (1)
Acceptable
Investment grade	109,774	2,148	–	111,922
Sub-investment grade	88,348	7,308	–	95,656
Watchlist	–	4,423	–	4,423
Impaired	–	–	1,040	1,040
Allowance for credit losses	232	355	208	795
Carrying amount	197,890	13,524	832	212,246
Commitments and financial guarantee contracts
Acceptable
Investment grade	116,108	1,722	–	117,830
Sub-investment grade	44,895	3,426	–	48,321
Watchlist	–	1,650	–	1,650
Impaired	–	–	242	242
Allowance for credit losses	108	96	27	231
Carrying amount (2)	160,895	6,702	215	167,812

(1)	Includes customers’ liability under acceptances.

(2)
Represents the total contractual amounts of undrawn credit facilities and other off
-
balance sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Continuity in Loss Allowance by Each Product Type
The following table shows the continuity in the loss allowance, by product type, for the year ended October 31, 2019:

(Canadian $ in millions)
For the year ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at October 31, 2018	20	38	44	102
Transfer to Stage 1 (1)	27	(25)	(2)	–
Transfer to Stage 2 (1)	(2)	7	(5)	–
Transfer to Stage 3 (1)	–	(8)	8	–
Net remeasurement of loss allowance (2)	(35)	26	15	6
Loan originations	7	–	–	7
Derecognitions and maturities	(2)	(4)	–	(6)
Total provision for credit losses (“PCL”) (3)	(5)	(4)	16	7
Write-offs (4)	–	–	(19)	(19)
Recoveries of previous write-offs	–	–	13	13
Foreign exchange and other	–	(1)	(16)	(17)
Balance as at October 31, 2019	15	33	38	86
Loans: Consumer instalment and other personal
Balance as at October 31, 2018	90	326	144	560
Transfer to Stage 1 (1)	174	(161)	(13)	–
Transfer to Stage 2 (1)	(18)	85	(67)	–
Transfer to Stage 3 (1)	(5)	(109)	114	–
Net remeasurement of loss allowance (2)	(183)	232	167	216
Loan originations	48	–	–	48
Derecognitions and maturities	(16)	(40)	–	(56)
Total PCL (3)	–	7	201	208
Write-offs (4)	–	–	(306)	(306)
Recoveries of previous write-offs	–	–	118	118
Foreign exchange and other	(1)	–	(21)	(22)
Balance as at October 31, 2019	89	333	136	558
Loans: Credit cards
Balance as at October 31, 2018	74	219	–	293
Transfer to Stage 1 (1)	107	(107)	–	–
Transfer to Stage 2 (1)	(21)	21	–	–
Transfer to Stage 3 (1)	(1)	(173)	174	–
Net remeasurement of loss allowance (2)	(96)	288	72	264
Loan originations	20	–	–	20
Derecognitions and maturities	(4)	(24)	–	(28)
Total PCL (3)	5	5	246	256
Write-offs (4)	–	–	(339)	(339)
Recoveries of previous write-offs	–	–	93	93
Foreign exchange and other	1	1	–	2
Balance as at October 31, 2019	80	225	–	305
Loans: Business and government
Balance as at October 31, 2018	298	408	209	915
Transfer to Stage 1 (1)	201	(187)	(14)	–
Transfer to Stage 2 (1)	(50)	65	(15)	–
Transfer to Stage 3 (1)	(1)	(66)	67	–
Net remeasurement of loss allowance (2)	(214)	353	250	389
Loan originations	199	–	–	199
Derecognitions and maturities	(102)	(82)	–	(184)
Total PCL (3)	33	83	288	404
Write-offs (4)	–	–	(203)	(203)
Recoveries of previous write-offs	–	–	66	66
Foreign exchange and other	7	5	(49)	(37)
Balance as at October 31, 2019	338	496	311	1,145
Total as at October 31, 2019	522	1,087	485	2,094
Comprised of: Loans	403	984	463	1,850
Other credit instruments (5)	119	103	22	244

(1)	Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a 12-month (Stage 1) to lifetime (Stage 2) ECL measurement basis.

(2)	Net remeasurements represent the ECL impact due to stage transfers, changes in economic forecasts and credit quality.

(3)	Excludes PCL on other assets of $(3) million.

(4)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(5)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance, by product type, for the year ended October 31, 2018:

(Canadian $ in millions)
For the year ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at November 1, 2017	16	34	49	99
Transfer to Stage 1 (1)	34	(31)	(3)	–
Transfer to Stage 2 (1)	(1)	7	(6)	–
Transfer to Stage 3 (1)	–	(9)	9	–
Net remeasurement of loss allowance (2)	(37)	42	19	24
Loan originations	10	–	–	10
Derecognitions and maturities	(2)	(6)	–	(8)
Total PCL (3)	4	3	19	26
Write-offs (4)	–	–	(20)	(20)
Recoveries of previous write-offs	–	–	7	7
Foreign exchange and other	–	1	(11)	(10)
Balance as at October 31, 2018	20	38	44	102
Loans: Consumer instalment and other personal
Balance as at November 1, 2017	76	357	137	570
Transfer to Stage 1 (1)	214	(200)	(14)	–
Transfer to Stage 2 (1)	(22)	105	(83)	–
Transfer to Stage 3 (1)	(4)	(162)	166	–
Net remeasurement of loss allowance (2)	(196)	272	162	238
Loan originations	39	–	–	39
Derecognitions and maturities	(18)	(50)	–	(68)
Total PCL (3)	13	(35)	231	209
Write-offs (4)	–	–	(301)	(301)
Recoveries of previous write-offs	–	–	92	92
Foreign exchange and other	1	4	(15)	(10)
Balance as at October 31, 2018	90	326	144	560
Loans: Credit cards
Balance as at November 1, 2017	83	254	–	337
Transfer to Stage 1 (1)	177	(177)	–	–
Transfer to Stage 2 (1)	(37)	37	–	–
Transfer to Stage 3 (1)	(1)	(195)	196	–
Net remeasurement of loss allowance (2)	(164)	342	20	198
Loan originations	19	–	–	19
Derecognitions and maturities	(3)	(42)	–	(45)
Total PCL (3)	(9)	(35)	216	172
Write-offs (4)	–	–	(319)	(319)
Recoveries of previous write-offs	–	–	103	103
Balance as at October 31, 2018	74	219	–	293
Loans: Business and government
Balance as at November 1, 2017	268	410	234	912
Transfer to Stage 1 (1)	136	(128)	(8)	–
Transfer to Stage 2 (1)	(31)	66	(35)	–
Transfer to Stage 3 (1)	(1)	(61)	62	–
Net remeasurement of loss allowance (2)	(155)	203	215	263
Loan originations	163	–	–	163
Derecognitions and maturities	(80)	(86)	–	(166)
Model changes (5)	(7)	(3)	–	(10)
Total PCL (3)	25	(9)	234	250
Write-offs (4)	–	–	(297)	(297)
Recoveries of previous write-offs	–	–	59	59
Foreign exchange and other	5	7	(21)	(9)
Balance as at October 31, 2018	298	408	209	915
Total as at October 31, 2018	482	991	397	1,870
Comprised of: Loans	374	895	370	1,639
Other credit instruments (6)	108	96	27	231

(1)	Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a 12-month (Stage 1) to lifetime (Stage 2) ECL measurement basis.
(2)	Net remeasurements represent the ECL impact due to stage transfers, changes in economic forecasts and credit quality.
(3)	Excludes PCL on other assets of $5 million.
(4)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(5)	Model changes represent calibration of models to forward-looking information and changes due to regulatory reform.
(6)	Recorded in other liabilities on the Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at October 31, 2019 and 2018 are as follows:

(Canadian $ in millions)	2019				2018
	Gross amount	Allowance on impaired loans (2)	Allowance on performing loans (3)	Net amount	Gross amount	Allowance on impaired loans (2)	Allowance on performing loans (3)	Net amount

By geographic region: (1)
Canada	258,842	207	740	257,895	243,261	189	689	242,383
United States	158,454	256	630	157,568	132,789	181	574	132,034
Other countries	10,648	–	17	10,631	9,580	–	6	9,574
Total	427,944	463	1,387	426,094	385,630	370	1,269	383,991

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $22 million for other credit instruments, which is included in other liabilities ($27 million in 2018).
(3)	Excludes allowance for credit losses on performing loans of $222 million for other credit instruments, which is included in other liabilities ($204 million in 2018).
Certain	comparative figures have been reclassified to conform with the current year’s presentation.

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at October 31, 2019 and 2018 are as follows:

(Canadian $ in millions)	Gross impaired amount		Allowance on impaired loans (2)		Net impaired amount
	2019	2018	2019	2018	2019	2018

Residential mortgages	414	375	17	19	397	356
Consumer instalment and other personal loans	468	521	136	143	332	378
Business and government loans	1,747	1,040	310	208	1,437	832

Total	2,629	1,936	463	370	2,166	1,566

By geographic region: (1)
Canada	914	735	207	189	707	546
United States	1,715	1,201	256	181	1,459	1,020
Other countries	–	–	–	–	–	–

Total	2,629	1,936	463	370	2,166	1,566

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $22 million for other credit instruments, which is included in other liabilities ($27 million in 2018).
Fully secured loans with amounts past due between 90 and 180 days that we have not classified as impaired totalled $54 million and $49 million as at October 31, 2019 and 2018, respectively.

Summary of Loans that are Past Due but not Classified as Impaired	The following table presents loans that are past due but not classified as impaired as at October 31, 2019 and 2018.

(Canadian $ in millions)	1 to 29 days		30 to 89 days		90 days or more		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Residential mortgages	806	660	465	513	16	21	1,287	1,194
Credit card, consumer instalment and other personal loans	1,590	1,431	426	415	87	88	2,103	1,934
Business and government loans	351	611	207	268	59	55	617	934

Total	2,747	2,702	1,098	1,196	162	164	4,007	4,062

Summary of Key Economic Variables Used in Base Case
The following table shows the key economic variables we use to estimate our allowance on performing loans during the forecast period. The values shown represent the end of period national average values for the first 12 months and then the national average for the remaining horizon. While the values disclosed below are national variables, in our underlying models we use regional variables where considered appropriate.

	Benign scenario				Base scenario				Adverse scenario
As at October 31	First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)		First 12 months		Remaining horizon (1)
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Real gross domestic product (2)
Canada	2.9%	3.1%	2.3%	2.4%	1.6%	1.8%	1.6%	1.6%	(3.2)%	(3.2)%	0.8%	0.8%
U.S.	2.4%	2.9%	2.3%	1.9%	1.8%	2.4%	1.9%	1.6%	(2.9)%	(2.9)%	0.9%	0.9%
Corporate BBB 10-year spread
Canada	2.0%	2.0%	2.1%	2.1%	2.3%	2.3%	2.3%	2.3%	4.7%	4.7%	3.9%	3.9%
U.S.	1.8%	1.8%	2.0%	2.0%	2.4%	2.2%	2.4%	2.3%	4.3%	4.3%	3.4%	3.5%
Unemployment rates
Canada	5.1%	5.4%	4.9%	5.2%	5.7%	5.6%	5.9%	5.6%	8.9%	9.3%	8.9%	9.3%
U.S.	3.3%	3.2%	3.2%	3.1%	3.7%	3.6%	3.8%	3.7%	6.5%	6.7%	6.6%	6.8%
Housing Price Index
Canada (3)	3.7%	2.4%	3.6%	2.6%	1.8%	1.4%	2.5%	1.8%	(12.8)%	(12.8)%	(3.2)%	(3.2)%

U.S. (4)	4.5%	5.1%	4.1%	4.3%	3.0%	3.6%	2.7%	3.0%	(7.3)%	(7.3)%	(1.2)%	(1.2)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product is based on year over year growth.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the U.S., we use the National Case-Shiller House Price Index.